COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating expenses
Total	$ 6,574,779	$ 8,656,215	$ 9,030,424
Promotions related with credit cards [member]
Other operating expenses
Total	525,355	695,109	886,298
Turnover tax [member]
Other operating expenses
Total	3,950,539	5,104,595	5,869,614
Fair value on initial recognition of loans [member]
Other operating expenses
Total	195,459	273,505	809,049
Contributions made to deposit insurance system [member]
Other operating expenses
Total	289,814	332,127	323,838
Other operating expenses [member]
Other operating expenses
Total	$ 1,613,612	$ 2,250,879	$ 1,141,625